EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFITS
Total assets	R$ 9,328	R$ 9,716
Total liabilities	404,679	545,392
Current	594	186
Non-current	404,085	545,206
Plan assets - Defined contribution pension plan
EMPLOYEE BENEFITS
Total assets	9,328	9,716
Actuarial liabilities - Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	190,790	303,925
Actuarial liabilities - Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	199,570	224,677
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 14,319	R$ 16,790